Goodwill - Schedule Of Goodwill (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Goodwill [Line Items]
Beginning balance	¥ 4,088,403		¥ 4,360,610
Foreign exchange differences	(94,973)		(272,207)
Impairment loss	(3,993,430)
Ending balance	0	$ 0	4,088,403
Momo Inc [Member]
Goodwill [Line Items]
Beginning balance	22,130		22,130
Impairment loss	(22,130)
Ending balance	0		22,130
Tantan Limited [Member]
Goodwill [Line Items]
Beginning balance	4,066,273		4,338,480
Foreign exchange differences	(94,973)		(272,207)
Impairment loss	(3,971,300)
Ending balance	¥ 0		¥ 4,066,273